Organization and Principal Activities	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Corporate History and Background

Sigyn Therapeutics, Inc. (“Sigyn” or the “Company”) was established on October 29, 2019 in the State of Delaware.

Sigyn is a development-stage therapeutic technology company headquartered in San Diego, California USA. The Company is focused on addressing a significant unmet need in global health: the treatment of life-threatening inflammatory conditions precipitated by Cytokine Storm Syndrome, a dysregulated immune response that can induce multiple organ failure and cause death.

On August 25, 2020, Reign Resources Corporation, a Delaware corporation (the “Registrant”) executed a Share Exchange Agreement (the “Agreement”) with Sigyn, whereby the Registrant will acquire 100% of the issued and outstanding shares of common stock of Sigyn, in exchange for a total of 75% of the fully paid and nonassessable shares of the Registrant’s common stock outstanding immediately following the Closing of the Agreement (the “Acquisition”). The Closing Date for the Acquisition was October 19, 2020, at which date, upon FINRA approval, the Company’s trading symbol changed to SIGY.

Upon the Closing of, and as a result of, the Acquisition, Sigyn became a wholly-owned subsidiary of the Company, and following the consummation of the Acquisition and giving effect to the issuance of the Company’s shares of common stock as part of the Acquisition, as well as additional shares of common stock to be issued to noteholders and warrant holders of both the Company and Sigyn, the stockholders of Sigyn will beneficially own approximately Seventy-five percent (75%) of the issued and outstanding Common Stock of the Company on a fully diluted basis.

In addition, in connection with the Acquisition, the two principals of Sigyn will be appointed to serve as members of the Company’s board of directors. The parties have taken the actions necessary to provide that the Acquisition is treated as a “tax free exchange” under Section 368 of the Internal Revenue Code of 1986, as amended. The Acquisition will result in a change in the composition and control of the board of directors of the Company.

As a result of completing the merger, the Company extinguished all previously reported liabilities, its preferred class of shares, and all stock purchase options. The reported liabilities totaling $3,429,516 converted into a total of 7,907,351 common shares.

On October 12, 2020, the Company changed its name to Sigyn Therapeutics, Inc. from Reign Resources Corporation pursuant to an amendment to its articles of incorporation filed with the State of Delaware on that date.

Sigyn Therapy™ is a novel blood purification technology designed to mitigate cytokine storm syndrome through the broad-spectrum depletion of inflammatory targets from the bloodstream. The device is designed for use on dialysis and CRRT machines that are located in hospitals and clinics worldwide. Cytokine storm syndrome is the hallmark of sepsis, which is the most common cause of in-hospital deaths and claims more lives each year than all forms of cancer combined. Virus induced cytokine storm (VICS) is associated with high mortality and is a leading cause of SARS-CoV-2 (COVID-19) deaths. Other therapeutic opportunities include but are not limited to bacteria induced cytokine storm (BICS), acute respiratory distress syndrome (ARDS) and acute forms of liver failure, such as hepatic encephalopathy.

Sigyn Therapy may also be a candidate to stabilize or extend the lives of patients waiting for the identification of a matched liver for transplantation. In such a scenario, Sigyn Therapy would serve as a bridge-to-liver transplant.

On December 1, 2020, The Company reported the results of an in vitro study that demonstrated the ability of Sigyn Therapy to deplete the presence of critical inflammatory targets from human blood plasma. In the study, Sigyn Therapy simultaneously reduced the presence of endotoxin and relevant pro-inflammatory cytokines, which included Interleukin-1 Beta (IL-1B), Interleukin-6 (IL-6) and Tumor Necrosis Factor alpha (TNF-a). Endotoxin (lipopolysaccharide or LPS) is a potent mediator implicated in the pathogenesis of sepsis and septic shock. The dysregulated over-production of IL-1B, IL-6 and TNF-a can induce organ failure and cause death.

An objective of the study was to rebalance elevated cytokine levels and optimize the elimination of endotoxin from human blood plasma. The study was conducted in triplicate over four-hour time periods with a pediatric version of Sigyn Therapy. Average reduction of endotoxin load peaked at 83% during the studies. The average reduction of IL-1B was 69%, IL-6 reduction was 59% and TNF-a reduction was 57% during the four-hour studies. The Company plans to incorporate the resulting data into an Investigational Device Exemption (IDE) that it plans to submit to the United States Food and Drug Administration (FDA) in 2021.

Sigyn Therapeutics also disclosed that it is evaluating the ability of Sigyn Therapy to address CytoVesicles that transport cytokines and other inflammatory cargos throughout the bloodstream. The Company believes that the simultaneous clearance of circulating CytoVesicles, endotoxin and inflammatory cytokines would be a significant advancement that may overcome the limitations of previous drugs and devices to address life-threatening inflammatory conditions.

To learn more, visit www.SigynTherapeutics.com or www.SigynTherapy.com

The Company has prepared its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Corporate History and Background

Sigyn Therapeutics, Inc. (“Sigyn” or the “Company”) was established on October 29, 2019 in the State of Delaware.

The Company is an development-stage therapeutic technology company headquartered in San Diego, California USA whose focus is to address a significant unmet need in global health: the treatment of life-threatening inflammatory conditions precipitated by Cytokine Storm Syndrome, a hyperactive immune response that can induce multiple organ failure and cause death.

On August 25, 2020, Reign Resources Corporation, a Delaware corporation (the “Registrant”) executed a Share Exchange Agreement (the “Agreement”) with Sigyn, whereby the Registrant will acquire 100% of the issued and outstanding shares of common stock of Sigyn, in exchange for a total of 75% of the fully paid and nonassessable shares of the Registrant’s common stock outstanding immediately following the Closing of the Agreement (the “Acquisition”). The Closing Date for the Acquisition was October 19, 2020, at which date, upon FINRA approval, the Company’s trading symbol changed to SIGY.

Upon the Closing of, and as a result of, the Acquisition, Sigyn became a wholly-owned subsidiary of the Company, and following the consummation of the Acquisition and giving effect to the issuance of the Company’s shares of common stock as part of the Acquisition, as well as additional shares of common stock to be issued to noteholders and warrant holders of both the Company and Sigyn, the stockholders of Sigyn will beneficially own approximately Seventy-five percent (75%) of the issued and outstanding Common Stock of the Company on a fully diluted basis. As part of the Acquisition, Sigyn may offer, in a private placement transaction up to $1,500,000 of convertible notes, of which the Company’s shareholders may invest up to $500,000, which convertible notes shall have a term of one year and pay an Original Issuer Discount (OID) of 10% and a note conversion price of $20 (based on an approximate Sigyn valuation of $12,500,000) and the noteholders shall receive a five-year warrant to purchase a common share based on a price equal to $30 (based on an approximate Sigyn valuation of $17,500,000.

In addition, in connection with the Acquisition, the two principals of Sigyn will be appointed to serve as members of the Company’s board of directors. The parties have taken the actions necessary to provide that the Acquisition is treated as a “tax free exchange” under Section 368 of the Internal Revenue Code of 1986, as amended. The Acquisition will result in a change in the composition and control of the board of directors of the Company.

As a result of completing the merger, the Company extinguished all previously reported liabilities, its preferred class of shares, and all stock purchase options. The reported liabilities totaling $3,429,516 converted into a total of 7,907,351 common shares.

On October 12, 2020, the Company changed its name to Sigyn Therapeutics, Inc. from Reign Resources Corporation pursuant to an amendment to its articles of incorporation filed with the State of Delaware on that date.

Sigyn Therapy™ is a novel blood purification technology designed to mitigate cytokine storm syndrome through the broad-spectrum depletion of inflammatory targets from the bloodstream. The device is designed for use on dialysis and CRRT machines that are located in hospitals and clinics worldwide. Cytokine storm syndrome is the hallmark of sepsis, which is the most common cause of in-hospital deaths and claims more lives each year than all forms of cancer combined. Virus induced cytokine storm (VICS) is associated with high mortality and is a leading cause of SARS-CoV-2 (COVID-19) deaths. Other therapeutic opportunities include but are not limited to bacteria induced cytokine storm (BICS), acute respiratory distress syndrome (ARDS) and acute forms of liver failure, such as hepatic encephalopathy.

Sigyn Therapy may also be a candidate to stabilize or extend the lives of patients waiting for the identification of a matched liver for transplantation. In such a scenario, Sigyn Therapy would serve as a bridge-to-liver transplant.

On December 1, 2020, The Company reported the results of an in vitro study that demonstrated the ability of Sigyn Therapy to deplete the presence of critical inflammatory targets from human blood plasma. In the study, Sigyn Therapy simultaneously reduced the presence of endotoxin and relevant pro-inflammatory cytokines, which included Interleukin-1 Beta (IL-1B), Interleukin-6 (IL-6) and Tumor Necrosis Factor alpha (TNF-a). Endotoxin (lipopolysaccharide or LPS) is a potent mediator implicated in the pathogenesis of sepsis and septic shock. The dysregulated over-production of IL-1B, IL-6 and TNF-a can induce organ failure and cause death.

An objective of the study was to rebalance elevated cytokine levels and optimize the elimination of endotoxin from human blood plasma. The study was conducted in triplicate over four-hour time periods with a pediatric version of Sigyn Therapy. Average reduction of endotoxin load peaked at 83% during the studies. The average reduction of IL-1B was 69%, IL-6 reduction was 59% and TNF-a reduction was 57% during the four-hour studies. The Company plans to incorporate the resulting data into an Investigational Device Exemption (IDE) that it plans to submit to the United States Food and Drug Administration (FDA) in 2021.

Sigyn Therapeutics also disclosed that it is evaluating the ability of Sigyn Therapy to address CytoVesicles that transport cytokines and other inflammatory cargos throughout the bloodstream. The Company believes that the simultaneous clearance of circulating CytoVesicles, endotoxin and inflammatory cytokines would be a significant advancement that may overcome the limitations of previous drugs and devices to address life-threatening inflammatory conditions.

To learn more, visit www.SigynTherapeutics.com or www.SigynTherapy.com

The Company has not begun its planned principal operations, and accordingly, the Company has prepared its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).